ACCRUED EXPENSES	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
ACCRUED EXPENSES
ACCRUED EXPENSES AND OTHER

Accrued expenses and other consist of the following:

(Amounts in 000’s)	September 30, 2016	December 31, 2015
Accrued employee benefits and payroll related	$622	$1,332
Real estate and other taxes	1,113	411
Self-insured reserve	1,530	221
Accrued interest	438	484
Other accrued expenses	575	677
Total accrued expenses	4,278	3,125
Earnest deposit	1,750	—
Prepaid sublease rent	61	—
Total accrued expenses and other	$6,089	$3,125

ACCRUED EXPENSES
Accrued expenses consist of the following:

	December 31,
Amounts in (000's)	2015	2014
Accrued payroll related	$684	$6,915
Accrued employee benefits	648	3,405
Real estate and other taxes	411	1,335
Self-insured reserve	221	—
Other accrued expenses	1,161	3,998
Total	$3,125	$15,653